TANGIBLE FIXED ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Balance	$ 1,384,795
Balance	1,445,022	$ 1,384,795
Prepayments On Vessels [Abstract]
Balance	88,378
Balance	45,491	88,378
Vessels and capitalized dry docking
Reconciliation of changes in property, plant and equipment [abstract]
Balance	1,294,500	1,343,800
Balance	1,396,600	1,294,500	$ 1,343,800
Prepayments On Vessels [Abstract]
Balance	88,400	44,100	72,600
Additions	38,900	44,300	76,900
Transferred to/from other items	(81,800)	0	(105,400)
Balance	45,500	88,400	44,100
Vessels and capitalized dry docking | Property, plant and equipment subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Balance	28,600	12,400
Balance	26,500	28,600	12,400
Vessels and capitalized dry docking | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance	1,726,600	1,697,400	1,567,500
Additions	162,700	103,100	40,800
Disposals	(30,200)	(14,300)	(16,300)
Transferred to/from other items	81,800	0	105,400
Transferred to assets held-for-sale	(54,600)	(59,600)	0
Balance	1,886,300	1,726,600	1,697,400
Vessels and capitalized dry docking | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance	264,800	180,000	75,500
Disposals	(30,200)	(14,300)	(15,900)
Depreciation for the year	113,400	113,600	120,400
Transferred to assets held-for-sale	(20,400)	(14,500)	0
Balance	327,600	264,800	180,000
Vessels and capitalized dry docking | Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance	167,300	173,600	0
Impairment losses on tangible fixed assets	3,200	3,600	173,600
Transferred to assets held-for-sale	(8,500)	(9,900)	0
Balance	167,300	167,300	173,600
Other property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance	1,900	1,800
Balance	3,000	1,900	1,800
Other property, plant and equipment | Property, plant and equipment subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Balance	0	0
Balance	0	0	0
Other property, plant and equipment | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance	3,600	2,700	3,200
Additions	2,200	1,000	1,100
Disposals	0	(100)	(1,600)
Balance	5,800	3,600	2,700
Other property, plant and equipment | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance	1,700	900	700
Disposals	0	(100)	(1,600)
Depreciation for the year	1,100	900	1,800
Balance	$ 2,800	$ 1,700	$ 900